Recognized Share-Base Compensation Expense (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Recognized share base compensation expense	20,837	15,483	13,113
Hotel Operating Costs
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Recognized share base compensation expense	2,592	2,115	1,555
Selling and marketing expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Recognized share base compensation expense	1,031	783	778
General and administrative expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Recognized share base compensation expense	17,214	12,585	10,780